RELATED PARTY TRANSACTIONS - Summary of Payables to Affiliated Companies (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Payables to Affiliated Companies	$ 377	$ 761
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Melco International and its subsidiaries | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Payables to Affiliated Companies	$ 377	$ 761
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]